MetLife, Inc. 1095 Avenue of the Americas New York, NY 10036 212 578-2211

Joselyn A. Cruz Senior Counsel Law Department Tel 212 578-3550 Fax 212 743-0686
February 26, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549
Dear Sir or Madam:
     On behalf of MetLife, Inc. (the “Company”), transmitted herewith is the Company’s Annual Report on Form 10-K for the year ended December 31, 2009 (the “Form 10-K”).
     As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.
Sincerely,
/s/ Joselyn A. Cruz
Joselyn A. Cruz
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